COMMON SHARES AND TREASURY SHARES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item Vote $ / shares person shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Market Value Of Treasury Shares Held | $	$ 3,900,000	$ 3,700,000	$ 3,500,000
Nominal value per treasury share | $ / shares	0.01	0.01	0.01
Nominal Value Of Treasury Shares Held | $	$ 4,900	$ 4,900	$ 3,100	$ 3,100
Number Of Treasury Shares Held | shares	493,371	493,371	312,871	312,900
Total consideration for the treasury shares | $	$ 0.0	$ 1,400,000	$ 0.0
Minimum Number Of Board Members Confirming Written Notice | item	0.66
Number Of Days Elapsed From Written Notice Of Board Of Directors Receipt	5 days
Maximum Portion Of Aggregate Issued And Outstanding Shares For Holding Rights As Per Written Notification	0.33
Common class A shares
Disclosure of classes of share capital [line items]
Number of votes per share at the general meeting | Vote	1
Common class B shares
Disclosure of classes of share capital [line items]
Number of votes per share at the general meeting | Vote	1
Number of members of the board of directors that the holder of share has the right to elect | person	1
Number of board observers that the holder of share has the right to elect | person	1
Common class B shares | Maximum
Disclosure of classes of share capital [line items]
Number of alternates to the board of directions that the holder of share has the right to elect | person	3
Common class C shares
Disclosure of classes of share capital [line items]
Accumulated number of votes at the general meeting for shareholders | Vote	350,000,000